SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of customers, Accounts receivable	3	3
Number of customers, Sales	1	1
Accounts Receivable	36.00%	41.00%
Sales	14.00%	12.00%
3 customers
Accounts Receivable	11.00%	12.00%
1 customers
Accounts Receivable	13.00%	17.00%
2 customers
Accounts Receivable	12.00%	12.00%